LONG-TERM OPERATING COMMITMENTS - Sale of Energy (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Sale of energy
Total	R$ 8,378,432
2019 | Amazonas GT
Sale of energy
Total	602,736
2019 | CGTEE
Sale of energy
Total	474,699
2019 | CHESF
Sale of energy
Total	573,940
2019 | Chui IX
Sale of energy
Total	10,803
2019 | ELETRONORTE
Sale of energy
Total	28,029
2019 | Eletronuclear
Sale of energy
Total	3,313,446
2019 | ELETROSUL
Sale of energy
Total	498,378
2019 | FURNAS
Sale of energy
Total	2,771,958
2019 | Hermenegildo I
Sale of energy
Total	36,841
2019 | Hermenegildo II
Sale of energy
Total	36,860
2019 | Hermenegildo III
Sale of energy
Total	30,741
2020
Sale of energy
Total	7,101,336
2020 | Amazonas GT
Sale of energy
Total	480,105
2020 | CGTEE
Sale of energy
Total	474,699
2020 | CHESF
Sale of energy
Total	573,500
2020 | Chui IX
Sale of energy
Total	10,803
2020 | ELETRONORTE
Sale of energy
Total	28,029
2020 | Eletronuclear
Sale of energy
Total	3,313,446
2020 | ELETROSUL
Sale of energy
Total	406,392
2020 | FURNAS
Sale of energy
Total	1,709,919
2020 | Hermenegildo I
Sale of energy
Total	36,841
2020 | Hermenegildo II
Sale of energy
Total	36,860
2020 | Hermenegildo III
Sale of energy
Total	30,741
2021
Sale of energy
Total	6,958,252
2021 | Amazonas GT
Sale of energy
Total	342,028
2021 | CGTEE
Sale of energy
Total	474,699
2021 | CHESF
Sale of energy
Total	572,390
2021 | Chui IX
Sale of energy
Total	10,803
2021 | ELETRONORTE
Sale of energy
Total	28,029
2021 | Eletronuclear
Sale of energy
Total	3,313,446
2021 | ELETROSUL
Sale of energy
Total	404,157
2021 | FURNAS
Sale of energy
Total	1,708,257
2021 | Hermenegildo I
Sale of energy
Total	36,841
2021 | Hermenegildo II
Sale of energy
Total	36,860
2021 | Hermenegildo III
Sale of energy
Total	30,741
2022
Sale of energy
Total	7,006,220
2022 | Amazonas GT
Sale of energy
Total	342,028
2022 | CGTEE
Sale of energy
Total	474,699
2022 | CHESF
Sale of energy
Total	621,530
2022 | Chui IX
Sale of energy
Total	10,803
2022 | ELETRONORTE
Sale of energy
Total	28,029
2022 | Eletronuclear
Sale of energy
Total	3,313,446
2022 | ELETROSUL
Sale of energy
Total	402,985
2022 | FURNAS
Sale of energy
Total	1,708,257
2022 | Hermenegildo I
Sale of energy
Total	36,841
2022 | Hermenegildo II
Sale of energy
Total	36,860
2022 | Hermenegildo III
Sale of energy
Total	30,741
2023
Sale of energy
Total	7,007,633
2023 | Amazonas GT
Sale of energy
Total	342,028
2023 | CGTEE
Sale of energy
Total	474,699
2023 | CHESF
Sale of energy
Total	623,900
2023 | Chui IX
Sale of energy
Total	10,803
2023 | ELETRONORTE
Sale of energy
Total	28,029
2023 | Eletronuclear
Sale of energy
Total	3,313,446
2023 | ELETROSUL
Sale of energy
Total	402,028
2023 | FURNAS
Sale of energy
Total	1,708,257
2023 | Hermenegildo I
Sale of energy
Total	36,841
2023 | Hermenegildo II
Sale of energy
Total	36,860
2023 | Hermenegildo III
Sale of energy
Total	30,741
After 2023
Sale of energy
Total	44,907,282
After 2023 | Amazonas GT
Sale of energy
Total	1,083,246
After 2023 | CGTEE
Sale of energy
Total	474,699
After 2023 | CHESF
Sale of energy
Total	6,677,250
After 2023 | Chui IX
Sale of energy
Total	280,888
After 2023 | ELETRONORTE
Sale of energy
Total	607,107
After 2023 | ELETROSUL
Sale of energy
Total	6,189,205
After 2023 | FURNAS
Sale of energy
Total	26,879,391
After 2023 | Hermenegildo I
Sale of energy
Total	957,874
After 2023 | Hermenegildo II
Sale of energy
Total	958,354
After 2023 | Hermenegildo III
Sale of energy
Total	R$ 799,267